UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01612

The Prudential Variable Contract Account-2

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1.	Schedule of Investments

VCA 2

Schedule Of Investments As of March 31, 2007 (Unaudited)

LONG-TERM INVESTMENTS—97.3 % COMMON STOCKS	Shares	Value
Aerospace/Defense—2.0%
Honeywell International, Inc.	199,800	$9,202,788

Biotechnology—2.4%
Amgen Inc. (a)	89,900	5,023,612
Gilead Sciences, Inc. (a)	78,200	5,982,300

		11,005,912

Capital Markets—5.6%
Bank of New York (The)	187,800	7,615,290
Charles Schwab Corp.	214,500	3,923,205
Merrill Lynch & Co.	65,600	5,357,552
UBS AG	143,000	8,498,490

		25,394,537

Chemicals—3.0%
Agrium, Inc.	183,200	7,022,056
Dupont EI. de Nemours	133,000	6,574,190

		13,596,246

Commercial Services & Supplies—1.7%
Waste Management, Inc.	219,100	7,539,231

Communications Equipment—4.8%
Avaya, Inc. (a)	523,600	6,183,716
Motorola, Inc.	388,900	6,871,863
QualComm, Inc.	212,200	9,052,452

		22,108,031

Computers & Peripherals—3.5%
Apple, Inc. (a)	73,600	6,838,176
Hewlett-Packard Co.	115,000	4,616,100
Seagate Technology	195,900	4,564,470

		16,018,746

Consumer Finance—1.9%
American Express Co.	76,800	4,331,520
SLM Corp.	109,800	4,490,820

		8,822,340

Diversified Consumer Services—3.1%
Career Education Corp. (a)	198,100	6,042,050
H & R Block, Inc.	388,800	8,180,352

		14,222,402

Diversified Financial Services—4.4%
Citigroup, Inc.	136,800	7,023,312
JPMorgan Chase & Co.	144,092	6,971,171
NYSE Group, Inc. (a)	65,900	6,178,125

		20,172,608

Electronic Equipment & Instruments—2.4%
Agilent Technologies, Inc. (a)	130,100	4,383,069
Sony Corp. ADR (Japan)	126,000	6,361,740

		10,744,809

Energy Equipment & Services—1.1%
Baker Hughes, Inc.	74,600	4,933,298

Food & Staples Retailing—1.3%
Wal-Mart Stores, Inc.	126,000	5,915,700

Food Products—3.6%
Cadbury Schweppes Spons. ADR (United Kingdom)	183,400	9,421,258
ConAgra Foods, Inc.	291,300	7,256,283

		16,677,541

Health Care Equipment & Supplies—1.1%
St. Jude Medical, Inc.(a)	131,400	4,941,954

Health Care Providers & Services—1.6%
Omnicare, Inc.	187,800	7,468,806

Hotels, Restaurants & Leisure—1.2%
International Game Technology	136,700	5,519,946

Household Products—2.2%
Colgate-Palmolive Co.	67,200	4,488,288
Kimberly-Clark Corp.	78,000	5,342,220

		9,830,508

Independent Power Producers & Energy Traders—1.7%
NRG Energy, Inc. (a)	109,800	7,909,992

Industrial Conglomerates— 1.8%
General Electric Company	232,300	8,214,128

Insurance—4.9%
American International Group	173,200	11,642,504
Loews Corp.	232,600	10,567,018

		22,209,522

Internet Software & Services—1.4%
Google, Inc. Cl. A (a)	14,100	6,460,056

Media—3.4%
Liberty Global, Inc. Ser. C (a)	257,005	7,874,633
News Corp. Inc. Cl. A	324,700	7,507,064

		15,381,697

Metals & Mining— 2.8%
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	102,300	6,771,237
Lihir Gold Limited ADR (Papua New Guinea) (a)	236,900	6,185,459

		12,956,696

Multiline Retail—1.4%
Federated Department Stores, Inc.	139,400	6,279,970

Multi-Utilities—1.5%
Sempra Energy	110,700	6,753,807

Office Electronics—1.6%
Xerox Corp. (a)	438,200	7,401,198

Oil, Gas & Consumable Fuels—9.1%
Hess Corp.	134,100	7,438,527
Nexen, Inc.	112,900	6,920,770
Occidental Petroleum Corp.	168,600	8,313,666
Petroleo Brasileiro SA ADR (Brazil)	50,500	5,025,255
Suncor Energy, Inc.	119,300	9,108,555
Valero Energy Corp.	77,400	4,991,526

		41,798,299

Pharmaceuticals - 4.7%
Abbott Laboratories	130,700	7,293,060
Novartis AG ADR (Switzerland)	120,900	6,604,767
Roche Holdings Ltd. ADR (Switzerland)	85,300	7,511,262

		21,409,089

Semiconductors & Semiconductor Equipment—3.0%
Broadcom Corp. Cl. A (a)	153,200	4,913,124
Kla-Tencor Corp.	45,300	2,415,396
Marvell Technology Group Ltd. (a)	390,500	6,564,305

		13,892,825

Software—4.8%
Adobe Systems Incorporated (a)	224,000	9,340,800
Electronic Arts, Inc. (a)	126,500	6,370,540
Symantec Corp. (a)	372,600	6,445,980

		22,157,320

Specialty Retail—1.3%
Best Buy Co. Inc.	121,900	5,938,968

Textiles, Apparel & Luxury Goods—1.5%
Nike, Inc. Cl. B	63,900	6,790,014

Thrifts & Mortgage Finance—0.9%
Fannie Mae	77,500	4,229,950

Tobacco—1.6%
Altria Group, Inc.	82,400	7,235,544

Wireless Telecommunication Services—3.0%
NII Holdings, Inc. (a)	92,600	6,869,068
Sprint Nextel Corp.	367,988	6,977,053

		13,846,121

TOTAL LONG-TERM INVESTMENTS
(Cost: $344,179,044)		444,980,599

SHORT-TERM INVESTMENTS—0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (b) (Cost: $3,035,931)	3,035,931	3,035,931

TOTAL INVESTMENTS—98.0%
(Cost: $347,214,975)		448,016,530
OTHER ASSETS IN EXCESS OF LIABILITIES—2.0%		8,905,210

NET ASSETS—100%		$456,921,740

(a)	Non-income producing security.
(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR American Depository Receipt

VARIABLE CONTRACT ANNUITY 2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.